Document and Entity Information	25 Months Ended
	Jul. 31, 2012	Oct. 07, 2012
Document and Entity Information [Abstract]
Document Type	Other
Amendment Flag	true
Amendment Description	We are filing this post-effective amendment to update the financial statements and other information contained in our registration statement(Registration No. 333-175003.), which was declared effective by the Securities and Exchange Commission on September 6, 2011.
Document Period End Date	Jul 31, 2012
Trading Symbol	autt
Entity Registrant Name	AUTHENTIC TEAS INC.
Entity Central Index Key	0001523486
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,011,600
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Statement of Financial Position (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash	$ 2,140	$ 12,512	$ 8,973
Accounts receivable	163	163	163
Inventory	4,133	3,312	5,519
Prepaid expenses and deposits	2,045	2,045	0
Total current assets	8,481	18,032	14,655
Current liabilities:
Accounts payable	7,389	1,314	2,607
Related party loan	68,813	72,761	10,500
Total current liabilities	76,202	74,075	13,107
Stockholders' Deficit:
Preferred stock, $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,011,600 shares issued and outstanding, respectively	4,012	4,012	4,012
Additional paid in capital	11,888	11,888	11,888
Deficit accumulated during development stage	(83,621)	(71,943)	(14,352)
Total stockholders' deficit	(67,721)	(56,043)	1,548
Total liabilities and stockholders' deficit	$ 8,481	$ 18,032	$ 14,655

Consolidated Statement of Financial Position (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	4,011,600	4,011,600	4,011,600
Common Stock, Shares, Outstanding	4,011,600	4,011,600	4,011,600

Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		22 Months Ended	25 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Jul. 31, 2012
Income Statement [Abstract]
Revenue	$ 74	$ 3,128	$ 5,920	$ 4,657	$ 10,577	$ 10,651
Cost of Sales	40	1,140	2,290	3,069	5,359	5,399
Gross margin	34	1,988	3,630	1,588	5,218	5,252
Expenses:
Advertising and promotion	0	0	3,419	0	3,419	3,419
General and administrative expenses	11,712	17,653	57,802	15,940	73,742	85,454
Net loss	$ (11,678)	$ (15,665)	$ (57,591)	$ (14,352)	$ (71,943)	$ (83,621)
Basic and diluted net loss per common share	$ 0	$ 0	$ 0.01	$ 0
Weighted average number of common shares outstanding	4,011,600	4,011,600	4,011,600	3,713,685

Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		22 Months Ended	25 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Jul. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (11,678)	$ (15,665)	$ (57,591)	$ (14,352)	$ (71,943)	$ (83,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts receivable	0	0	0	(163)	(163)	(163)
Inventory	(821)	1,140	2,207	(5,519)	(3,312)	(4,133)
Prepaid expenses and deposits	0	(1,000)	(2,045)	0	(2,045)	(2,045)
Accounts payable	6,075	11,861	(1,293)	2,607	1,314	7,389
Net cash used in operating activities	(6,424)	(3,664)	(58,722)	(17,427)	(76,149)	(82,573)
Cash Flows From Financing Activities:
Proceeds from sale of stock	0	0	0	15,900	15,900	15,900
Proceeds from related party loan	10,176	0	62,261	10,500	72,761	82,937
Repayments of related party debt	(14,124)	0	0	0	0	(14,124)
Cash provided by financing activities	(3,948)	0	62,261	26,400	88,661	84,713
Net change in cash	(10,372)	(3,664)	3,539	8,973	12,512	2,140
Cash, Beginning of Period	12,512	8,973	8,973
Cash, End of Period	2,140	5,309	12,512	8,973	12,512	2,140
Supplemental Disclosures of Cash Flow Information:
Interest paid	0	0				0
Income taxes paid	$ 0	$ 0				$ 0

Consolidated Statement of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Balance, Amount at Jun. 07, 2010
Balance, Shares at Jun. 07, 2010
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Shares	3,000,000			3,000,000
Common Stock Issued for Cash at Initial Capitalization for $0.001 per share , Value	3,000			3,000
Common Stock Issued for Cash at $0.01 per share, Shares	1,000,000			1,000,000
Common Stock Issued for Cash at $0.01 per share, Value	1,000	9,000		10,000
Common Stock Issued for at $0.025 per share, Shares	11,600			11,600
Common Stock Issued for at $0.025 per share,Value	12	2,888		2,900
Net Loss			(14,352)	(14,352)
Balance, Amount at Apr. 30, 2011	4,012	11,888	(14,352)	1,548
Balance, Shares at Apr. 30, 2011	4,011,600			4,011,600
Net Loss			(57,591)	(57,591)
Balance, Amount at Apr. 30, 2012	4,012	11,888	(71,943)	(56,043)
Balance, Shares at Apr. 30, 2012	4,011,600			4,011,600
Net Loss			(11,678)	(11,678)
Balance, Amount at Jul. 31, 2012	$ 4,012	$ 11,888	$ (83,621)	$ (67,721)
Balance, Shares at Jul. 31, 2012	4,011,600		(83,621)	4,011,600

Consolidated Statement of Stockholders Equity (Deficit) (Parenthetical) (USD $)	Apr. 21, 2011	Oct. 13, 2010	Aug. 03, 2010	Jul. 15, 2010
Statement of Stockholders' Equity [Abstract]
Per Share Issue Price	$ 0.25	$ 0.01	$ 0.001	$ 0.001

Description of Business	12 Months Ended
Apr. 30, 2012
Description Of Business
Description of Business

Note 1 — Description of Business

Authentic Teas Inc. (“our”, “Authentic Teas” or the “Company”) incorporated in the State of Nevada on July 8, 2010. Authentic Teas’ wholly owned subsidiary was incorporated in the province of Ontario, Canada on July 8, 2010. Authentic Teas intends to sell through an on-line website, organically grown herbal teas, imported from the South Caucasus Region of the Armenian Highlands. Authentic Teas procures directly from Armenian growers, lands the bagged herbal tea in North America, and sells online primarily to the US, UK and Canada markets.

At April 30, 2012, substantially all of Authentic Teas assets and operations are located and conducted in Canada.

Basis of Preparation	3 Months Ended
Jul. 31, 2012
Notes to the Financial Statements [Abstract]
Basis of Preparation [Text Block]

Note 1 — Basis of Preparation

            The accompanying unaudited interim financial statements of Authentic Teas Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in Authentic Teas, Inc. form 10-K filed with the SEC. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2012 as reported in the Form 10-K have been omitted.

Going Concern	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Going Concern [Text Block]

Note 2 — Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and may continue to incur, losses from operations. The Company will also require additional capital to finance the further development of its business operations and to finance inventory and working capital.

The Company may therefore need to seek additional capital through other issuances of our equity securities, strategic collaborations, grant funding, or any other means we deem appropriate. There is no assurance that such capital will be available on acceptable terms or at all. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

In the event the Company is unable to successfully sustain and increase product sales and obtain additional capital, it is unlikely that the Company will have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, if the Company determines it will not be able to obtain the necessary financing to address its working capital needs for a reasonable period into the future, it may pursue alternative paths forward for the Company. These paths could include, but not be limited to, sale of the Company or its assets, merger, organized wind-down, going private/dark, fundamental shift in its strategic plan (e.g. abandon commercialization strategy and focus exclusively on licensing), bankruptcy, etc.

The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Note 2 — Going Concern

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and may continue to incur, losses from operations. The Company will also require additional capital to finance the further development of its business operations and to finance inventory and working capital. These conditions raise substantial doubt about the company’s ability to continue as a going concern.

The Company may therefore need to seek additional capital through other issuances of our equity securities, strategic collaborations, grant funding, or any other means we deem appropriate. There is no assurance that such capital will be available on acceptable terms or at all. As a result, there is substantial doubt as to the Company’s ability to continue as a going concern.

In the event the Company is unable to successfully sustain and increase product sales and obtain additional capital, it is unlikely that the Company will have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, if the Company determines it will not be able to obtain the necessary financing to address its working capital needs for a reasonable period into the future, it may pursue alternative paths forward for the Company. These paths could include, but not be limited to, sale of the Company or its assets, merger, organized wind-down, going private/dark, fundamental shift in its strategic plan (e.g. abandon commercialization strategy and focus exclusively on licensing), bankruptcy, etc.

The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Our officers and directors have agreed to provide resources to the company should it need them in the short term.

Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Summary of Significant Accounting Policies [Text Block]

Note 3 — Summary of Significant Accounting Policies

Basis of Presentation

The Company’s consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Consolidation Policy

These consolidated financial statements include the accounts of Authentic Teas, incorporated in Ontario, Canada which we have the ability to control either through voting rights or means other than voting rights.

Development Stage

Authentic Teas is a development stage company as defined in ASC 915, as it is devoting substantially all of its efforts to developing markets for its product and there have been no significant revenues from planned principal operations from inception through April 30, 2012. Consequently accumulated amounts are shown from the commencement of this development stage, July 8, 2010.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Authentic Teas generates sales from on-line tea products. The vast majority of sales are prepaid and the Company anticipates carrying a very small amount of receivables at any one time. If there is a customer dispute and it is determined that an account may become uncollectible, an allowance for doubtful accounts for the disputed amount will be created. The accounts then are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected.

Inventory

Inventory is stated at the lower of cost or net realizable value. Inventory consists primarily of finished goods. Cost is determined on a first-in-first-out basis.

Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At April 30, 2012 we have accumulated net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carry forward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. We may not be able to use available losses within the carry forward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carry forward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the deferred tax assets at April 30, 2012, will not be realized. No further provision was recorded as a full valuation allowance has been provided against deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from sales of the herbal teas are recognized upon delivery of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have been negligible.

Direct costs associated with product sales are recorded at the time that revenue is recognized.

Currency Translation

Authentic Teas’ functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates of exchange in effect at the balance sheet date in accordance with ASC 830, “Foreign Currency Translation”. Non-monetary assets, liabilities and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Foreign currency transactions are primarily undertaken in Canadian dollars. Authentic Teas has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations. As of April 30, 2012, foreign currency translations were nominal.

Loss Per Share

Loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share. Basic loss per share is computed based upon the weighted average number of shares of Common stock outstanding for the period and excludes any potential dilution. Diluted earnings per share reflects potential dilution from the exercise of securities into Common stock. Outstanding options and warrants to purchase Common stock and the Common stock equivalents of convertible preferred stock are not included in the computation of diluted earnings per share because the effect of these instruments would be anti-dilutive (i.e. would reduce the loss per share). As at April 30, 2011, the were no options or share purchase warrants outstanding.

Income Taxes	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Income Taxes [Text Block]

Note 4 — Income Taxes

The Company uses the asset and liability method of accounting for deferred income taxes wherein deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes at rates expected to be in effect when the differences are realized. During fiscal 2009, the Company incurred net losses and therefore has no current tax liability. The net deferred tax asset generated by the Company’s net operating loss carry-forwards has been fully reserved. The cumulative net operating loss carry-forward is approximately $79,000 as at April 30, 2012. Under current tax laws, the net operating loss is set to expire on April 30, 2032.

At April 30, 2012 and April 30, 2012, deferred tax assets consisted of the following:

	2012	2011

Deferred tax assets	$14,560	$2,153

Less: valuation allowance	(14,560)	(2,153)

Net deferred tax assets	$—	$—

Related Party Loans	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Related Party Loans [Text Block]

Note 3 — Related Party Loans

During the quarter ended July 31, 2012 the Company repaid $3,948 to the President for the related party debt. As of July 31, 2012, $68,813 is due to the President and Chief Financial Officer. The loans are unsecured, non-interest bearing and have no specific terms for repayment.

Note 5 — Related Party Transactions

During the year ended April 30, 2012 the Company borrowed $62,261 from the President. As of April 30, 2012, $72,761 is due to the President and Chief Financial Officer. The loans are unsecured, non-interest bearing and have no specific terms for repayment.

Common Stock	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Common Stock [Text Block]

Note 6 — Common Stock

(a)	On July 15, 2010, the Company issued 2,500,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $2,500.
(b)	On July 15, 2010, the Company issued 250,000 shares of common stock to a non-US at $0.001 per share for cash proceeds of $250.
(c)	On August 3, 2010, the Company issued 250,000 shares of common stock to a non-US person at $0.001 per share for cash proceeds of $250.
(d)	During September and October 2010, the Company issued 1,000,000 shares of common stock to non- US persons at $0.01 per share for cash proceeds of $10,000.
(e)	During the period November 2010 through April 2011, the Company issued 11,600 shares of common stock to non-US persons at $0.25 per share for cash proceeds of $2,900.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2012
Notes to the Financial Statements [Abstract]
Basis of Presentation [Policy Text Block]

Basis of Presentation

The Company’s consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They include the accounts of the company and our subsidiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Consolidation Policy [Policy Text Block]

Consolidation Policy

These consolidated financial statements include the accounts of Authentic Teas, incorporated in Ontario, Canada which we have the ability to control either through voting rights or means other than voting rights.

Development Stage [Policy Text Block]

Development Stage

Authentic Teas is a development stage company as defined in ASC 915, as it is devoting substantially all of its efforts to developing markets for its product and there have been no significant revenues from planned principal operations from inception through April 30, 2012. Consequently accumulated amounts are shown from the commencement of this development stage, July 8, 2010.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash Equivalents [Policy Text Block]	Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable [Policy Text Block]

Accounts Receivable

Authentic Teas generates sales from on-line tea products. The vast majority of sales are prepaid and the Company anticipates carrying a very small amount of receivables at any one time. If there is a customer dispute and it is determined that an account may become uncollectible, an allowance for doubtful accounts for the disputed amount will be created. The accounts then are written off against the allowance for doubtful accounts when the Company determines that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected.

Inventory [Policy Text Block]	Inventory Inventory is stated at the lower of cost or net realizable value. Inventory consists primarily of finished goods. Cost is determined on a first-in-first-out basis.
Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes under the liability method, which requires companies to account for deferred income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carry forwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

At April 30, 2012 we have accumulated net operating tax losses that are available to offset future taxable income and reduce future federal and state income taxes during the carry forward period. The utilization of available losses depends on the generation of future taxable income to absorb the losses. We may not be able to use available losses within the carry forward period. In addition, based on generally accepted accounting principles, we have determined for financial accounting and reporting purposes that it is unlikely that we will be able to apply or use the available losses to reduce future federal or state income taxes during the carry forward period. This assessment is updated annually or more frequently based on changes in circumstances.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of management with respect to the benefits that may be realized. The Company has concluded, based upon available evidence, it is more likely than not that the deferred tax assets at April 30, 2012, will not be realized. No further provision was recorded as a full valuation allowance has been provided against deferred tax assets. The valuation allowance will be reversed at such time that realization is believed to be more likely than not. The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items during the periods covered in this report.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Revenue from sales of the herbal teas are recognized upon delivery of products to the customers. The Company does not maintain a reserve for returned products as in the past those returns have been negligible.

Direct costs associated with product sales are recorded at the time that revenue is recognized.

Currency Translation [Policy Text Block]

Currency Translation

Authentic Teas’ functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates of exchange in effect at the balance sheet date in accordance with ASC 830, “Foreign Currency Translation”. Non-monetary assets, liabilities and items recorded in income arising from transactions denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Foreign currency transactions are primarily undertaken in Canadian dollars. Authentic Teas has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations. As of April 30, 2012, foreign currency translations were nominal.

Loss Per Share [Policy Text Block]

Loss Per Share

Loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share. Basic loss per share is computed based upon the weighted average number of shares of Common stock outstanding for the period and excludes any potential dilution. Diluted earnings per share reflects potential dilution from the exercise of securities into Common stock. Outstanding options and warrants to purchase Common stock and the Common stock equivalents of convertible preferred stock are not included in the computation of diluted earnings per share because the effect of these instruments would be anti-dilutive (i.e. would reduce the loss per share). As at April 30, 2011, the were no options or share purchase warrants outstanding.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Taxes Tables
Deferred Tax Assets

At April 30, 2012 and April 30, 2012, deferred tax assets consisted of the following:

	2012	2011

Deferred tax assets	$14,560	$2,153

Less: valuation allowance	(14,560)	(2,153)

Net deferred tax assets	$—	$—

Income Taxes (Deferred Tax Assets) (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Income Taxes Deferred Tax Assets Details
Deferred Tax Assets	$ 14,560	$ 2,153
Less: Valuation Allowance	14,560	2,153
Net Deferred Tax Assets	$ 0	$ 0

Common Stock (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended
	Aug. 03, 2010	Jul. 15, 2010	Oct. 13, 2010	Apr. 21, 2011	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Common Stock Narrative Details
Common Stock Issued	250,000	2,750,000	1,000,000	11,600	4,011,600	4,011,600	4,011,600
Per Share Issue Price	$ 0.001	$ 0.001	$ 0.01	$ 0.25
Sale of Shares for Cash	$ 250	$ 2,750	$ 10,000	$ 2,900